Subsequent Events	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. Other than as described in these condensed financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
Proposed Business Combination and Related Agreements
On August 9, 2021, the Company entered into a Business Combination Agreement (as it may be amended, supplemented or otherwise modified from time to time, the “Business Combination Agreement”) with Honey Bee Merger Sub, Inc., a Delaware corporation and our wholly owned subsidiary (“
ENVI Merger Sub
”), and GreenLight Biosciences, Inc., a Delaware corporation (“
GreenLight
”).
The Business Combination Agreement provides for, among other things, the following transactions on the closing date (collectively, the “
Business Combination
”):

•
The stockholders of GreenLight that have agreed to participate in the transaction will exchange (the “
Exchange
”) their interests in GreenLight for shares of common stock, par value $0.0001 per share, of the Company (the “
ENVI Class
 A
Common Stock
”);

•
ENVI Merger Sub will merge with and into GreenLight (the “
Merger
”), with GreenLight as the surviving company (the “
Surviving Company
”) in the merger and, after giving effect to such merger, becoming a wholly owned subsidiary of the Company;

•
In connection with the Merger, each issued and outstanding share of capital stock of GreenLight (other than treasury stock and any dissenting shares) (a “
GreenLight Share
”) will be converted into a number of shares of ENVI Class A Common Stock equal to the product of (x) the conversion ratio applicable to such GreenLight Share multiplied by (y) the quotient obtained by dividing (a) 120,000,000, by (b) the number of Fully-Diluted Shares (as defined in the Business Combination Agreement) (such ratio, the “
Exchange Ratio
”);

•
Each option to purchase shares of capital stock of GreenLight (“
GreenLight Option
”) that is outstanding and unexercised immediately prior to the effective time of the Merger shall be converted into an option issued under the Company’s incentive equity plan to purchase a number of common shares of the Company (each, a “
Rollover Option
”) equal to the product (rounded down to the nearest whole number) of (x) the number of GreenLight Shares subject to such GreenLight Option immediately prior to the effective time of the Merger, multiplied by (y) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to the quotient of (i) the exercise price per share of such GreenLight Option immediately prior to the effective time of the Merger divided by (ii) the Exchange Ratio. Each Rollover Option shall be subject to the same terms and conditions (including applicable vesting, expiration and forfeiture provisions) that applied to the corresponding GreenLight Option immediately prior to the effective time of the Merger, except (I) as specifically provided above, or (II) as to (1) terms rendered inoperative by reason of the transactions contemplated by the Business Combination Agreement (including any anti-dilution or other similar provisions that may have adjusted or may adjust the number of underlying shares that are subject to any such option until the effective time of the Merger), or (2) such other immaterial administrative or ministerial changes as the Company board of directors (or the compensation committee of the Company board of directors) may determine in good faith are appropriate to effectuate the administration of the Rollover Options;

•
Shares of ENVI Class A Common Stock issued in respect of shares of GreenLight common stock that are subject to vesting or forfeiture (“
GreenLight Restricted Shares
”), shall be subject to the same terms and conditions (including applicable vesting, expiration and forfeiture provisions) that applied to the corresponding GreenLight Restricted Share immediately prior to the effective time of the Merger; and

•
Each warrant of GreenLight (“
GreenLight Warrant
”), to the extent outstanding and unexercised, shall automatically, without any action of any party or any other person (including the holder thereof), be assumed by GreenLight and converted into a warrant to acquire shares of ENVI Class A Common Stock equal to the product (rounded down to the nearest whole number) of (x) the number of common shares of GreenLight (on an as converted basis) subject to such GreenLight Warrant immediately prior to the effective time of the Merger, multiplied by (y) the Exchange Ratio, at an exercise price per share (rounded up to the nearest whole cent) equal to the quotient of (i) the exercise price per share of such GreenLight Warrant immediately prior to the effective time of the Merger, divided by (ii) the Exchange Ratio.

Private Placement
Concurrently with the execution of the Business Combination Agreement, the Company entered into Subscription Agreements with certain investors (collectively, the “
Private Placement Investors
”) pursuant to which, among other things, such investors agreed to subscribe for and purchase and the Company agreed to issue and sell to such investors, an aggregate of 10,525,000 ENVI Class A Shares (the “
Private Placement
 Shares
”), at a purchase price of $10.00 per share (the “
Private Placement
”). The closing of the Private Placement is contingent upon, among other things, the substantially concurrent consummation of the Business Combination and related transactions. In connection with the Private Placement, the Company will grant the Private Placement Investors certain customary registration rights. The Private Placement Shares have not been registered under the Securities Act, in reliance upon the exemption provided in Section 4(a)(2) of the Securities Act and/or Regulation D or Regulation S promulgated thereunder without any form of general solicitation or general advertising.
Registration Rights and Transfer Restrictions
Concurrently with the execution of the Business Combination Agreement, the Company entered into an Investor Rights Agreement (the “
Investor Rights Agreement
”) with certain stockholders of GreenLight, ENVI Sponsor, HB Strategies and the other holders of Class B Common Stock, pursuant to which the Company agreed, following the consummation of the Merger, to register for resale, pursuant to Rule 415 under the Securities Act, certain shares of common stock of the Company, as well as other equity securities that are held by the parties thereto from time to time.
Additionally, the Investor Rights Agreements and the Bylaws that will be effective following the consummation of the Business Combination, contain certain restrictions on transfer with respect to the ENVI Class A Common Stock received as consideration for the Merger. Such restrictions begin at the consummation of the Business Combination and end at the date that is 180 days after the consummation of the Business Combination (the “
Lock-Up
Period
”), except that the
Lock-Up
Period may shorten to 120 days if, following the consummation of the Business Combination, the last sale price of the ENVI Class A Common Stock equals or exceeds $15.00 per share for any 20 trading days within any
30-trading
day period.
Transaction Support Agreement
Concurrently with the execution of the Business Combination Agreement, the Company entered into a Transaction Support Agreement (the “
Transaction Support Agreement
”) with certain stockholders of GreenLight (the “
Supporting Stockholders
”). Under the Transaction Support Agreement, the Supporting Stockholders agreed, within five business days following the declaration by the staff of the SEC that the proxy statement / prospectus relating to the approval by the Company’s stockholders of the transactions contemplated in the Business Combination Agreement is effective, to execute and deliver a written consent with respect to the outstanding GreenLight Shares held by the Supporting Stockholder adopting the Business Combination Agreement and related transactions and approving the Merger. The GreenLight Shares owned by the Supporting Stockholders represent a majority of the outstanding voting power (on a converted basis) of GreenLight.

NOTE 8 — SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Other than as described in these financial statements, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial Audit Opinion.